Compensation Related Costs, Share Based Payments	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement	Share based compensation
In January 2024, the Company’s Board of Directors approved the Mynd.ai Equity Incentive Plan (the “Incentive Plan”). Under the Incentive Plan, awards may be granted to officers, employees and consultants of the Company or any of its affiliates in the form of stock options, restricted shares, restricted stock units ("RSUs"), stock appreciation rights, performance stock, performance stock units, and other awards. The maximum aggregate number of ordinary shares that was initially authorized for issuance under the Incentive Plan is 54,777,338, together with a corresponding number of American Depositary Shares ("ADS"). In April 2024, the Company’s Board of Directors awarded RSUs, representing an aggregate of 3,501,350 ADSs, to certain directors, executive officers and employees that vest over specified time periods, subject to the recipient’s continued service. In October 2024, RSUs, representing an aggregate of 804,766 ADSs were granted to certain employees that vest over specified time periods, subject to the recipient’s continued service.
The following table summarizes RSU activity for the year ended December 31, 2024:

	Number of ADS	Weighted Average Grant Date Fair Value Per ADS
Granted, April 2024	3,501,350	$3.92
Granted, October 2024	804,766	1.39
Vested	—	—
Forfeited	(120,628)	3.92
Outstanding, December 31, 2024	4,185,488	$3.43
Share-based compensation expense is included within the following lines in the statement of operations for the year ended December 31, 2024:

Cost of revenue	$142
General and administrative	3,186
Research and development	337
Sales and marketing	33
Total share-based compensation expense	3,698
Tax benefit	(431)
Share-based compensation expense, net of tax	$3,267
As of December 31, 2024, total unrecognized compensation expense related to unvested awards was $10,673, which is expected to be recognized over a weighted-average period of 2.2 years.